Other expenses	12 Months Ended
Dec. 31, 2020
Disclosure of expenses [text block] [Abstract]
Other expenses
16.	Other expenses
	2020 €’000	2019 €’000	2018 €’000
Foreign exchange loss	667	-	-
Total other expenses	667	-	-